Supplement Dated June 8, 2026
To The Initial Summary Prospectuses Dated April 27, 2026 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITY®,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, and RETIREMENT LATITUDES®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced initial summary prospectuses. Please read and keep it together with your initial summary prospectus for future reference. To obtain an additional copy of an initial summary prospectus, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

The following changes have been made to “Appendix A: (Investment Options Available Under the Contract)” of your initial summary prospectus, in order to reflect sub-adviser changes:

➢    Effective April 27, 2026:

•For the JNL/T. Rowe Price Mid-Cap Growth Fund, T. Rowe Price Investment Management, Inc. has been removed as a sub-sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢    Effective June 8, 2026:

•For the JNL Multi-Manager Floating Rate Income Fund, Artisan Partners Limited Partnership and Neuberger Berman Investment Advisers LLC have been added as sub-advisers in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Emerging Markets Equity Fund, Kayne Anderson Rudnick Investment Management, LLC has been removed as a sub-adviser and replaced with Lazard Asset Management LLC in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Mid Cap Fund the following changes have been made:

◦Kayne Anderson Rudnick Investment Management, LLC has been removed as a sub-adviser and replaced with FIAM LLC in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

◦Champlain Investment Partners, LLC has been removed as a sub-adviser and replaced with Invesco Advisers, Inc. in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Value Fund the following changes have been made:

◦WCM Investment Management LLC has been removed and replaced with FIAM LLC as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

◦Cooke & Bieler, L.P. has been removed and replaced with Pacific Investment Management Company LLC (“PIMCO”) with Research Affiliates, LLC (“RAE”) as a sub-sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

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(To be used with JMV23537ISP 04/26, JMV21086ISP 04/26, JMV23538ISP 04/26, JMV25288ISP 04/26, JMV21451ISP 04/26, JMV18691ISP 04/26, and JMV21452ISP 04/26)

VPS00144 06/26